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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23148

Guardian Variable Products Trust

(Exact name of registrant as specified in charter)

7 Hanover Square New York, N.Y. 10004

(Address of principal executive offices) (Zip code)

Douglas Dubitsky

7 Hanover Square New York, N.Y. 10004

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-598-8000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

September 30, 2016 (unaudited)	Shares	Value

Common Stocks — 95.2%
Aerospace & Defense — 1.5%
Rockwell Collins, Inc.	990	$83,497

		83,497

Air Freight & Logistics — 2.0%
United Parcel Service, Inc., Class B	1,010	110,454

		110,454

Beverages — 4.3%
Anheuser-Busch InBev S.A., ADR	860	113,013
The Coca-Cola Co.	2,900	122,728

		235,741

Biotechnology — 7.8%
Alexion Pharmaceuticals, Inc.(1)	770	94,356
Biogen, Inc.(1)	380	118,951
Celgene Corp.(1)	1,390	145,297
Regeneron Pharmaceuticals, Inc.(1)	160	64,323

		422,927

Capital Markets — 5.5%
BlackRock, Inc.	340	123,236
Nasdaq, Inc.	1,170	79,022
The Charles Schwab Corp.	3,030	95,657

		297,915

Chemicals — 3.5%
Ecolab, Inc.	860	104,679
Monsanto Co.	860	87,892

		192,571

Communications Equipment — 1.5%
Palo Alto Networks, Inc.(1)	510	81,258

		81,258

Consumer Finance — 1.4%
American Express Co.	1,230	78,769

		78,769

Energy Equipment & Services — 2.8%
Schlumberger Ltd.	1,960	154,134

		154,134

Food & Staples Retailing — 2.9%
CVS Health Corp.	1,760	156,622

		156,622

Health Care Providers & Services — 4.3%
Aetna, Inc.	800	92,360
UnitedHealth Group, Inc.	1,020	142,800

		235,160

Hotels, Restaurants & Leisure — 1.7%
Yum! Brands, Inc.	1,020	92,626

		92,626

Industrial Conglomerates — 1.7%
General Electric Co.	3,090	91,526

		91,526

Internet & Direct Marketing Retail — 4.9%
Amazon.com, Inc.(1)	320	267,939

		267,939

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

September 30, 2016 (unaudited)	Shares	Value

Common Stocks — (continued)
Internet Software & Services — 11.3%
Akamai Technologies, Inc.(1)	2,600	$137,774
Alphabet, Inc., Class A(1)	150	120,609
Alphabet, Inc., Class C(1)	210	163,231
eBay, Inc.(1)	1,700	55,930
Facebook, Inc., Class A(1)	1,060	135,966

		613,510

IT Services — 4.6%
PayPal Holdings, Inc.(1)	2,330	95,460
Visa, Inc., Class A	1,880	155,476

		250,936

Life Sciences Tools & Services — 2.1%
Thermo Fisher Scientific, Inc.	710	112,933

		112,933

Media — 6.6%
Comcast Corp., Class A	2,310	153,245
The Walt Disney Co.	1,430	132,790
Twenty-First Century Fox, Inc., Class A	3,080	74,598

		360,633

Pharmaceuticals — 6.0%
Bristol-Myers Squibb Co.	1,360	73,331
Johnson & Johnson	960	113,405
Zoetis, Inc.	2,680	139,387

		326,123

Semiconductors & Semiconductor Equipment — 3.1%
Texas Instruments, Inc.	1,240	87,023
Xilinx, Inc.	1,470	79,880

		166,903

Software — 9.9%
Adobe Systems, Inc.(1)	1,030	111,796
Fortinet, Inc.(1)	1,230	45,424
Microsoft Corp.	3,100	178,560
Red Hat, Inc.(1)	1,340	108,312
VMware, Inc., Class A(1)	1,260	92,421

		536,513

Specialty Retail — 2.6%
The Home Depot, Inc.	1,090	140,261

		140,261

Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.	810	91,571

		91,571

Trading Companies & Distributors — 1.5%
WW Grainger, Inc.	370	83,191

		83,191

Total Common Stocks (Cost $5,120,842)		5,183,713

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

September 30, 2016 (unaudited)	Principal Amount	Value

Repurchase Agreements — 7.0%
Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 9/30/2016, maturity value of $383,001, due 10/3/2016(2)	$383,000	$383,000

Total Repurchase Agreements (Cost $383,000)		383,000

Total Investments — 102.2% (Cost $5,503,842)		5,566,713

Other Liabilities, Net — (2.2)%		(117,597)

Total Net Assets — 100.0%		$5,449,116

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.625%	7/31/2020	$395,106

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

The following is a summary of the inputs used as of September 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$5,183,713	$—	$—	$5,183,713
Repurchase Agreements	—	383,000	—	383,000

Total	$5,183,713	$383,000	$—	$5,566,713

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

September 30, 2016 (unaudited)	Shares	Value

Common Stocks — 94.2%
Aerospace & Defense — 0.7%
TransDigm Group, Inc.(1)	130	$37,586

		37,586

Beverages — 2.2%
Molson Coors Brewing Co., Class B	445	48,861
Monster Beverage Corp.(1)	447	65,624

		114,485

Biotechnology — 2.4%
Incyte Corp.(1)	521	49,125
Regeneron Pharmaceuticals, Inc.(1)	185	74,374

		123,499

Building Products — 0.9%
Fortune Brands Home & Security, Inc.	834	48,455

		48,455

Capital Markets — 3.3%
BlackRock, Inc.	186	67,418
Intercontinental Exchange, Inc.	169	45,522
S&P Global, Inc.	472	59,736

		172,676

Chemicals — 2.1%
PPG Industries, Inc.	519	53,644
The Sherwin-Williams Co.	199	55,055

		108,699

Containers & Packaging — 1.1%
Crown Holdings, Inc.(1)	1,024	58,460

		58,460

Electrical Equipment — 0.6%
Eaton Corp. PLC	492	32,329

		32,329

Energy Equipment & Services — 0.7%
Baker Hughes, Inc.	759	38,307

		38,307

Food & Staples Retailing — 2.7%
Costco Wholesale Corp.	597	91,048
Walgreens Boots Alliance, Inc.	619	49,904

		140,952

Food Products — 1.3%
Mondelez International, Inc., Class A	1,567	68,791

		68,791

Health Care Equipment & Supplies — 0.9%
Medtronic PLC	535	46,224

		46,224

Health Care Providers & Services — 3.9%
HCA Holdings, Inc.(1)	642	48,555
McKesson Corp.	304	50,692
UnitedHealth Group, Inc.	767	107,380

		206,627

Health Care Technology — 1.0%
Cerner Corp.(1)	852	52,611

		52,611

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

September 30, 2016 (unaudited)	Shares	Value

Common Stocks — (continued)
Hotels, Restaurants & Leisure — 2.8%
Hilton Worldwide Holdings, Inc.	2,382	$54,619
Starbucks Corp.	1,694	91,713

		146,332

Household Durables — 1.1%
Mohawk Industries, Inc.(1)	275	55,094

		55,094

Household Products — 1.6%
Colgate-Palmolive Co.	1,125	83,408

		83,408

Industrial Conglomerates — 1.4%
Honeywell International, Inc.	616	71,819

		71,819

Insurance — 1.2%
Marsh & McLennan Cos., Inc.	952	64,022

		64,022

Internet & Direct Marketing Retail — 4.9%
Amazon.com, Inc.(1)	243	203,467
Netflix, Inc.(1)	524	51,640

		255,107

Internet Software & Services — 9.1%
Alphabet, Inc., Class A(1)	218	175,285
Alphabet, Inc., Class C(1)	143	111,153
Facebook, Inc., Class A(1)	1,277	163,801
Zillow Group, Inc., Class C(1)	748	25,918

		476,157

IT Services — 5.3%
Accenture PLC, Class A	509	62,184
Genpact Ltd.(1)	1,162	27,830
Global Payments, Inc.	560	42,986
Jack Henry & Associates, Inc.	393	33,621
MasterCard, Inc.	1,119	113,881

		280,502

Life Sciences Tools & Services — 1.4%
Thermo Fisher Scientific, Inc.	474	75,394

		75,394

Machinery — 3.5%
Illinois Tool Works, Inc.	654	78,375
Snap-on, Inc.	328	49,843
The Middleby Corp.(1)	460	56,865

		185,083

Media — 2.4%
Comcast Corp., Class A	1,887	125,184

		125,184

Multiline Retail — 1.2%
Dollar Tree, Inc.(1)	811	64,012

		64,012

Personal Products — 1.4%
The Estee Lauder Cos., Inc., Class A	838	74,213

		74,213

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

September 30, 2016 (unaudited)	Shares	Value

Common Stocks — (continued)
Pharmaceuticals — 4.4%
Allergan PLC(1)	362	$83,372
Bristol-Myers Squibb Co.	1,457	78,561
Merck & Co., Inc.	1,114	69,525

		231,458

Professional Services — 2.8%
Equifax, Inc.	398	53,563
Nielsen Holdings PLC	984	52,713
Verisk Analytics, Inc.(1)	519	42,184

		148,460

Road & Rail — 0.7%
JB Hunt Transport Services, Inc.	469	38,055

		38,055

Semiconductors & Semiconductor Equipment — 3.2%
Analog Devices, Inc.	635	40,926
Broadcom Ltd.	260	44,855
QUALCOMM, Inc.	663	45,415
Skyworks Solutions, Inc.	449	34,187

		165,383

Software — 7.2%
Adobe Systems, Inc.(1)	531	57,635
Electronic Arts, Inc.(1)	603	51,496
Microsoft Corp.	2,362	136,051
salesforce.com, Inc.(1)	539	38,447
ServiceNow, Inc.(1)	497	39,338
Workday, Inc., Class A(1)	587	53,822

		376,789

Specialty Retail — 4.5%
Advance Auto Parts, Inc.	356	53,087
Lowe’s Cos., Inc.	1,098	79,287
The Michaels Cos., Inc.(1)	1,130	27,312
The TJX Cos., Inc.	1,049	78,444

		238,130

Technology Hardware, Storage & Peripherals — 5.7%
Apple, Inc.	2,641	298,565

		298,565

Textiles, Apparel & Luxury Goods — 2.7%
NIKE, Inc., Class B	1,832	96,455
VF Corp.	792	44,391

		140,846

Tobacco — 1.9%
Altria Group, Inc.	1,600	101,168

		101,168

Total Common Stocks (Cost $4,951,405)		4,944,882

Exchange-Traded Funds — 2.6%
iShares Russell 1000 Growth ETF	1,317	137,192

Total Exchange-Traded Funds (Cost $136,656)		137,192

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

September 30, 2016 (unaudited)	Principal Amount	Value

Repurchase Agreements — 2.2%
Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 9/30/2016, maturity value of $113,000, due 10/3/2016(2)	$113,000	$113,000

Total Repurchase Agreements (Cost $113,000)		113,000

Total Investments — 99.0% (Cost $5,201,061)		5,195,074

Other Assets, Net — 1.0%		52,345

Total Net Assets — 100.0%		$5,247,419

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.625%	7/31/2020	$118,019

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

The following is a summary of the inputs used as of September 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$4,944,882	$—	$—	$4,944,882
Exchange-Traded Funds	137,192	—	—	137,192
Repurchase Agreements	—	113,000	—	113,000

Total	$5,082,074	$113,000	$—	$5,195,074

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

September 30, 2016 (unaudited)	Shares	Value

Common Stocks — 97.9%
Aerospace & Defense — 3.1%
Northrop Grumman Corp.	634	$135,644
Textron, Inc.	1,707	67,853
United Technologies Corp.	1,223	124,257

		327,754

Airlines — 1.0%
Delta Air Lines, Inc.	1,131	44,516
United Continental Holdings, Inc.(1)	1,248	65,483

		109,999

Auto Components — 0.2%
The Goodyear Tire & Rubber Co.	711	22,965

		22,965

Automobiles — 0.5%
General Motors Co.	1,792	56,932

		56,932

Banks — 6.0%
Bank of America Corp.	12,215	191,165
Citigroup, Inc.	3,543	167,336
JPMorgan Chase & Co.	1,923	128,052
Wells Fargo & Co.	3,014	133,460

		620,013

Biotechnology — 3.1%
Celgene Corp.(1)	1,679	175,506
Gilead Sciences, Inc.	1,797	142,179

		317,685

Building Products — 1.1%
Owens Corning	2,166	115,643

		115,643

Capital Markets — 0.6%
The Charles Schwab Corp.	1,872	59,099

		59,099

Chemicals — 2.9%
Air Products & Chemicals, Inc.	316	47,507
LyondellBasell Industries N.V., Class A	850	68,561
Monsanto Co.	774	79,103
The Sherwin-Williams Co.	380	105,131

		300,302

Communications Equipment — 2.4%
Cisco Systems, Inc.	7,764	246,274

		246,274

Consumer Finance — 1.3%
Discover Financial Services	2,489	140,753

		140,753

Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc., Class B(1)	339	48,975

		48,975

Diversified Telecommunication Services — 2.7%
AT&T, Inc.	865	35,127
Verizon Communications, Inc.	4,710	244,826

		279,953

Electric Utilities — 3.0%
American Electric Power Co., Inc.	1,803	115,771

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

September 30, 2016 (unaudited)	Shares	Value

Common Stocks — (continued)
Electric Utilities — (continued)
Exelon Corp.	4,726	$157,328
PPL Corp.	1,128	38,995

		312,094

Equity Real Estate — 2.4%
Digital Realty Trust, Inc.	641	62,254
Mid-America Apartment Communities, Inc.	559	52,540
Public Storage	446	99,521
STORE Capital Corp.	1,228	36,189

		250,504

Food & Staples Retailing — 1.6%
CVS Health Corp.	1,862	165,699

		165,699

Food Products — 4.9%
Archer-Daniels-Midland Co.	3,862	162,861
General Mills, Inc.	320	20,442
Mondelez International, Inc., Class A	3,767	165,371
The JM Smucker Co.	331	44,864
Tyson Foods, Inc., Class A	1,496	111,706

		505,244

Health Care Equipment & Supplies — 3.2%
Abbott Laboratories	2,891	122,260
Medtronic PLC	2,335	201,744
Stryker Corp.	104	12,107

		336,111

Health Care Providers & Services — 1.7%
HCA Holdings, Inc.(1)	1,841	139,235
McKesson Corp.	207	34,517

		173,752

Hotels, Restaurants & Leisure — 2.5%
Domino’s Pizza, Inc.	905	137,424
McDonald’s Corp.	164	18,919
Starbucks Corp.	1,386	75,038
Yum! Brands, Inc.	288	26,154

		257,535

Household Products — 1.5%
The Procter & Gamble Co.	1,707	153,203

		153,203

Independent Power and Renewable Electricity Producers — 0.5%
AES Corp.	4,165	53,520

		53,520

Industrial Conglomerates — 0.8%
General Electric Co.	2,938	87,024

		87,024

Insurance — 3.9%
MetLife, Inc.	3,323	147,641
Prudential Financial, Inc.	1,610	131,456
The Allstate Corp.	306	21,169
The Travelers Cos., Inc.	182	20,848
Validus Holdings Ltd.	1,774	88,381

		409,495

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

September 30, 2016 (unaudited)	Shares	Value

Common Stocks — (continued)
Internet & Direct Marketing Retail — 3.4%
Amazon.com, Inc.(1)	419	$350,833

		350,833

Internet Software & Services — 4.2%
Alphabet, Inc., Class A(1)	163	131,062
Alphabet, Inc., Class C(1)	114	88,611
Facebook, Inc., Class A(1)	1,673	214,596

		434,269

IT Services — 4.5%
Accenture PLC, Class A	622	75,990
Cognizant Technology Solutions Corp., Class A(1)	1,756	83,779
Fidelity National Information Services, Inc.	170	13,095
FleetCor Technologies, Inc.(1)	846	146,975
Global Payments, Inc.	1,985	152,369

		472,208

Machinery — 0.9%
Illinois Tool Works, Inc.	604	72,383
Ingersoll-Rand PLC	357	24,255

		96,638

Media — 2.5%
Charter Communications, Inc., Class A(1)	452	122,026
Comcast Corp., Class A	2,111	140,044

		262,070

Metals & Mining — 0.5%
Newmont Mining Corp.	1,330	52,256

		52,256

Multiline Retail — 1.0%
Target Corp.	1,491	102,402

		102,402

Oil, Gas & Consumable Fuels — 5.7%
Anadarko Petroleum Corp.	315	19,959
EOG Resources, Inc.	1,674	161,893
Exxon Mobil Corp.	1,086	94,786
Marathon Petroleum Corp.	1,453	58,977
Noble Energy, Inc.	637	22,766
Occidental Petroleum Corp.	562	40,981
Rice Energy, Inc.(1)	3,636	94,936
Valero Energy Corp.	1,807	95,771

		590,069

Personal Products — 0.6%
The Estee Lauder Cos., Inc., Class A	658	58,272

		58,272

Pharmaceuticals — 5.9%
Eli Lilly & Co.	2,188	175,609
Johnson & Johnson	1,497	176,840
Merck & Co., Inc.	3,897	243,212
Pfizer, Inc.	402	13,616

		609,277

Road & Rail — 0.9%
Union Pacific Corp.	916	89,338

		89,338

Semiconductors & Semiconductor Equipment — 2.6%
Broadcom Ltd.	780	134,566

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

September 30, 2016 (unaudited)	Shares	Value

Common Stocks — (continued)
Semiconductors & Semiconductor Equipment — (continued)
Intel Corp.	3,534	$133,408

		267,974

Software — 4.8%
Electronic Arts, Inc.(1)	1,911	163,199
Intuit, Inc.	1,322	145,433
Microsoft Corp.	2,370	136,512
salesforce.com, Inc.(1)	720	51,358

		496,502

Specialty Retail — 2.5%
AutoZone, Inc.(1)	216	165,961
The Gap, Inc.	4,303	95,699

		261,660

Technology Hardware, Storage & Peripherals — 3.1%
Apple, Inc.	2,544	287,599
NCR Corp.(1)	942	30,323

		317,922

Textiles, Apparel & Luxury Goods — 1.2%
Michael Kors Holdings Ltd.(1)	2,051	95,966
PVH Corp.	238	26,299

		122,265

Tobacco — 2.2%
Altria Group, Inc.	678	42,870
Philip Morris International, Inc.	1,968	191,329

		234,199

Total Common Stocks (Cost $10,170,985)		10,168,682

	Principal Amount	Value

Repurchase Agreements — 1.5%
Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 9/30/2016, maturity value of $153,000, due 10/3/2016(2)	$153,000	153,000

Total Repurchase Agreements (Cost $153,000)		153,000

Total Investments — 99.4% (Cost $10,323,985)		10,321,682

Other Assets, Net — 0.6%		59,277

Total Net Assets — 100.0%		$10,380,959

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.625%	7/31/2020	$159,069

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

The following is a summary of the inputs used as of September 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$10,168,682	$—	$—	$10,168,682
Repurchase Agreements	—	153,000	—	153,000

Total	$10,168,682	$153,000	$—	$10,321,682

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

September 30, 2016 (unaudited)	Foreign Currency	Shares	Value

Common Stocks — 95.9%
Aerospace & Defense — 3.9%
Airbus Group SE	EUR	137	$8,286
General Dynamics Corp.		421	65,322
L-3 Communications Holdings, Inc.		149	22,459
Northrop Grumman Corp.		343	73,385
Raytheon Co.		81	11,027
Rockwell Collins, Inc.		138	11,639
Triumph Group, Inc.		188	5,241
United Technologies Corp.		142	14,427

			211,786

Air Freight & Logistics — 0.5%
United Parcel Service, Inc., Class B		224	24,497

			24,497

Airlines — 0.3%
Southwest Airlines Co.		411	15,984

			15,984

Auto Components — 1.4%
Johnson Controls International PLC		1,685	78,409

			78,409

Banks — 4.9%
Bank of America Corp.		4,007	62,710
JPMorgan Chase & Co.		1,317	87,699
KeyCorp		2,182	26,555
Wells Fargo & Co.		1,997	88,427

			265,391

Beverages — 3.3%
Dr Pepper Snapple Group, Inc.		308	28,123
Molson Coors Brewing Co., Class B		212	23,277
Monster Beverage Corp.(1)		75	11,011
PepsiCo, Inc.		1,006	109,423
The Coca-Cola Co.		193	8,168

			180,002

Biotechnology — 3.7%
Amgen, Inc.		282	47,040
Biogen, Inc.(1)		131	41,007
Celgene Corp.(1)		523	54,669
Gilead Sciences, Inc.		716	56,650

			199,366

Building Products — 0.1%
Caesarstone Ltd.(1)		99	3,733

			3,733

Capital Markets — 3.0%
AllianceBernstein Holding LP		721	16,439
Ameriprise Financial, Inc.		156	15,564
Invesco Ltd.		399	12,477
KKR & Co. LP		1,927	27,479
The Charles Schwab Corp.		1,458	46,029
The Goldman Sachs Group, Inc.		268	43,220

			161,208

Chemicals — 2.6%
Air Products & Chemicals, Inc.		70	10,524
Albemarle Corp.		111	9,489
Axalta Coating Systems Ltd.(1)		291	8,226
EI du Pont de Nemours & Co.		163	10,916
Ingevity Corp.(1)		27	1,245

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

September 30, 2016 (unaudited)	Foreign Currency	Shares	Value

Common Stocks — (continued)
Chemicals — (continued)
LANXESS AG	EUR	108	$6,709
Monsanto Co.		198	20,236
PPG Industries, Inc.		108	11,163
Praxair, Inc.		56	6,766
The Dow Chemical Co.		208	10,781
The Sherwin-Williams Co.		141	39,009
WR Grace & Co.		31	2,288
Yara International ASA	NOK	70	2,326

			139,678

Commercial Services & Supplies — 0.5%
Rollins, Inc.		659	19,295
Stericycle, Inc.(1)		68	5,450

			24,745

Communications Equipment — 0.4%
Cisco Systems, Inc.		696	22,077

			22,077

Construction Materials — 0.1%
Martin Marietta Materials, Inc.		24	4,299
Vulcan Materials Co.		30	3,412

			7,711

Consumer Finance — 0.8%
Synchrony Financial		1,543	43,204

			43,204

Containers & Packaging — 0.5%
Ball Corp.		141	11,555
RPC Group PLC	GBP	391	4,865
Sealed Air Corp.		225	10,310

			26,730

Distributors — 0.1%
LKQ Corp.(1)		173	6,135

			6,135

Diversified Consumer Services — 0.6%
Bright Horizons Family Solutions, Inc.(1)		223	14,917
Service Corp. International		565	14,995

			29,912

Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc., Class B(1)		18	2,601
Conyers Park Acquisition Corp.(1)		439	4,719
Gores Holdings, Inc., Class A(1)		403	4,352

			11,672

Diversified Telecommunication Services — 2.5%
AT&T, Inc.		2,135	86,702
Level 3 Communications, Inc.(1)		458	21,242
Verizon Communications, Inc.		209	10,864
Zayo Group Holdings, Inc.(1)		505	15,004

			133,812

Electric Utilities — 2.0%
American Electric Power Co., Inc.		176	11,301
Edison International		227	16,401
Exelon Corp.		842	28,030
NextEra Energy, Inc.		221	27,033

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

September 30, 2016 (unaudited)	Shares	Value

Common Stocks — (continued)
Electric Utilities — (continued)
PG&E Corp.	407	$24,896

		107,661

Electronic Equipment, Instruments & Components — 0.1%
Corning, Inc.	303	7,166

		7,166

Energy Equipment & Services — 0.7%
Baker Hughes, Inc.	118	5,955
FMC Technologies, Inc.(1)	282	8,367
Halliburton Co.	11	494
Schlumberger Ltd.	264	20,761

		35,577

Equity Real Estate — 3.2%
American Tower Corp.	326	36,946
AvalonBay Communities, Inc.	80	14,227
Boston Properties, Inc.	111	15,128
Equinix, Inc.	40	14,410
Equity LifeStyle Properties, Inc.	107	8,258
Essex Property Trust, Inc.	24	5,345
Federal Realty Investment Trust	49	7,543
Gaming and Leisure Properties, Inc.	325	10,871
General Growth Properties, Inc.	363	10,019
Kimco Realty Corp.	110	3,184
Pebblebrook Hotel Trust	116	3,086
Public Storage	55	12,273
Simon Property Group, Inc.	80	16,561
Ventas, Inc.	187	13,208
Vornado Realty Trust	50	5,060

		176,119

Food & Staples Retailing — 2.6%
Costco Wholesale Corp.	221	33,705
CVS Health Corp.	386	34,350
The Kroger Co.	608	18,046
Wal-Mart Stores, Inc.	176	12,693
Walgreens Boots Alliance, Inc.	536	43,212

		142,006

Food Products — 1.6%
Mead Johnson Nutrition Co.	189	14,933
Nomad Foods Ltd.(1)	426	5,035
The JM Smucker Co.	287	38,900
The Kraft Heinz Co.	321	28,733

		87,601

Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	384	16,239
Becton Dickinson and Co.	138	24,803
Boston Scientific Corp.(1)	86	2,047
CR Bard, Inc.	82	18,391
Danaher Corp.	375	29,396
Edwards Lifesciences Corp.(1)	52	6,269
Intuitive Surgical, Inc.(1)	26	18,845
Medtronic PLC	174	15,034
The Cooper Cos., Inc.	50	8,963

		139,987

Health Care Providers & Services — 1.2%
Aetna, Inc.	39	4,503
Cardinal Health, Inc.	163	12,665
Cigna Corp.	142	18,505
Express Scripts Holding Co.(1)	138	9,733

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

September 30, 2016 (unaudited)	Foreign Currency	Shares	Value

Common Stocks — (continued)
Health Care Providers & Services — (continued)
Henry Schein, Inc.(1)		44	$7,171
Humana, Inc.		37	6,545
UnitedHealth Group, Inc.		38	5,320

			64,442

Health Care Technology — 0.1%
Castlight Health, Inc., Class B(1)		593	2,467
HTG Molecular Diagnostics, Inc.(1)		46	107

			2,574

Hotels, Restaurants & Leisure — 1.5%
Chipotle Mexican Grill, Inc.(1)		25	10,587
Hilton Worldwide Holdings, Inc.		787	18,046
Penn National Gaming, Inc.(1)		972	13,190
Restaurant Brands International LP	CAD	1	45
Restaurant Brands International, Inc.		156	6,954
Wynn Resorts Ltd.		141	13,736
Yum! Brands, Inc.		234	21,250

			83,808

Household Products — 1.4%
Colgate-Palmolive Co.		645	47,820
The Procter & Gamble Co.		340	30,515

			78,335

Independent Power and Renewable Electricity Producers — 0.6%
Calpine Corp.(1)		1,222	15,446
NRG Energy, Inc.		1,468	16,456

			31,902

Industrial Conglomerates — 0.8%
Honeywell International, Inc.		254	29,614
Siemens AG (Reg S)	EUR	104	12,173

			41,787

Insurance — 2.9%
American International Group, Inc.		785	46,582
Assured Guaranty Ltd.		732	20,313
Chubb Ltd.		254	31,915
Genworth Financial, Inc., Class A(1)		1,106	5,486
Prudential PLC	GBP	1,325	23,468
The Hartford Financial Services Group, Inc.		679	29,075

			156,839

Internet & Direct Marketing Retail — 3.2%
Amazon.com, Inc.(1)		143	119,735
Ctrip.com International Ltd., ADR(1)		391	18,209
The Priceline Group, Inc.(1)		24	35,316

			173,260

Internet Software & Services — 5.5%
Alibaba Group Holding Ltd., ADR(1)		199	21,052
Alphabet, Inc., Class A(1)		184	147,947
Apptio, Inc., Class A(1)		172	3,732
Criteo S.A., ADR(1)		135	4,740
Facebook, Inc., Class A(1)		748	95,946
GoDaddy, Inc., Class A(1)		200	6,906
Tencent Holdings Ltd., ADR		478	13,324
Wix.com Ltd.(1)		146	6,341

			299,988

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

September 30, 2016 (unaudited)	Foreign Currency	Shares	Value

Common Stocks — (continued)
IT Services — 2.4%
Computer Sciences Corp.		326	$17,021
Fidelity National Information Services, Inc.		304	23,417
MasterCard, Inc.		282	28,699
Visa, Inc., Class A		710	58,717

			127,854

Leisure Products — 0.1%
Brunswick Corp.		138	6,732

			6,732

Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.		386	18,177
Illumina, Inc.(1)		62	11,263

			29,440

Machinery — 0.5%
KION Group AG	EUR	113	7,314
Manitowoc Foodservice, Inc.(1)		869	14,095
Pentair PLC		113	7,259

			28,668

Media — 2.9%
CBS Corp., Class B, NVDR		104	5,693
Charter Communications, Inc., Class A(1)		170	45,895
Comcast Corp., Class A		695	46,106
DISH Network Corp., Class A(1)		113	6,190
Live Nation Entertainment, Inc.(1)		671	18,439
The Walt Disney Co.		165	15,322
Time Warner, Inc.		273	21,734

			159,379

Metals & Mining — 0.3%
Alcoa, Inc.		231	2,342
ArcelorMittal(1)		334	2,018
Barrick Gold Corp.		88	1,559
Newmont Mining Corp.		159	6,247
Nucor Corp.		78	3,857
Steel Dynamics, Inc.		35	875

			16,898

Multi-Utilities — 0.3%
Sempra Energy		135	14,471

			14,471

Multiline Retail — 0.3%
Dollar General Corp.		237	16,588

			16,588

Oil, Gas & Consumable Fuels — 6.8%
Anadarko Petroleum Corp.		712	45,112
Apache Corp.		90	5,748
Cenovus Energy, Inc.	CAD	2,226	31,949
Cheniere Energy, Inc.(1)		101	4,404
Chevron Corp.		383	39,418
Cimarex Energy Co.		32	4,300
Concho Resources, Inc.(1)		43	5,906
ConocoPhillips		872	37,906
Devon Energy Corp.		143	6,308
Eni S.p.A.	EUR	1,307	18,823
Enterprise Products Partners LP		136	3,758
EOG Resources, Inc.		344	33,268
Exxon Mobil Corp.		7	611
Hess Corp.		65	3,485

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

September 30, 2016 (unaudited)	Foreign Currency	Shares	Value

Common Stocks — (continued)
Oil, Gas & Consumable Fuels — (continued)
Kinder Morgan, Inc.		532	$12,305
Marathon Oil Corp.		1,032	16,316
Occidental Petroleum Corp.		161	11,740
Pioneer Natural Resources Co.		116	21,535
Range Resources Corp.		113	4,379
Rice Energy, Inc.(1)		102	2,663
Royal Dutch Shell PLC, Class A	GBP	743	18,433
Southwestern Energy Co.(1)		104	1,439
Spectra Energy Corp.		123	5,258
Suncor Energy, Inc.		539	14,973
Suncor Energy, Inc.	CAD	411	11,410
Targa Resources Corp.		29	1,424
The Williams Cos., Inc.		138	4,241

			367,112

Paper & Forest Products — 0.0%
KapStone Paper and Packaging Corp.		128	2,422

			2,422

Personal Products — 0.6%
Coty, Inc., Class A		697	16,379
Edgewell Personal Care Co.(1)		198	15,745

			32,124

Pharmaceuticals — 4.6%
Allergan PLC(1)		269	61,953
Bristol-Myers Squibb Co.		464	25,019
Eli Lilly & Co.		402	32,264
Jazz Pharmaceuticals PLC(1)		48	5,831
Johnson & Johnson		205	24,217
Merck & Co., Inc.		684	42,688
Mylan N.V.(1)		407	15,515
Pfizer, Inc.		1,325	44,878

			252,365

Real Estate Management & Development — 0.4%
CBRE Group, Inc., Class A(1)		145	4,057
RE/MAX Holdings, Inc., Class A		462	20,226

			24,283

Road & Rail — 1.0%
Union Pacific Corp.		580	56,567

			56,567

Semiconductors & Semiconductor Equipment — 3.9%
Analog Devices, Inc.		87	5,607
Applied Materials, Inc.		543	16,371
Broadcom Ltd.		157	27,086
Micron Technology, Inc.(1)		723	12,855
NVIDIA Corp.		443	30,354
NXP Semiconductors N.V.(1)		260	26,523
Qorvo, Inc.(1)		437	24,358
QUALCOMM, Inc.		235	16,098
Skyworks Solutions, Inc.		178	13,553
Texas Instruments, Inc.		550	38,599

			211,404

Software — 4.2%
Activision Blizzard, Inc.		49	2,171
Adobe Systems, Inc.(1)		305	33,105
Electronic Arts, Inc.(1)		313	26,730
Ellie Mae, Inc.(1)		49	5,160

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

September 30, 2016 (unaudited)	Shares	Value

Common Stocks — (continued)
Software — (continued)
Everbridge, Inc.(1)	175	$2,950
Microsoft Corp.	2,262	130,291
salesforce.com, Inc.(1)	275	19,616
ServiceNow, Inc.(1)	82	6,490

		226,513

Specialty Retail — 1.8%
Five Below, Inc.(1)	184	7,413
O’Reilly Automotive, Inc.(1)	70	19,608
The Home Depot, Inc.	352	45,295
The TJX Cos., Inc.	370	27,669

		99,985

Technology Hardware, Storage & Peripherals — 3.7%
Apple, Inc.	1,601	180,993
HP, Inc.	948	14,722
Western Digital Corp.	84	4,912

		200,627

Textiles, Apparel & Luxury Goods — 0.8%
Hanesbrands, Inc.	818	20,654
NIKE, Inc., Class B	461	24,272

		44,926

Tobacco — 0.6%
Philip Morris International, Inc.	319	31,013

		31,013

Water Utilities — 0.3%
American Water Works Co., Inc.	243	18,186

		18,186

Wireless Telecommunication Services — 0.5%
T-Mobile U.S., Inc.(1)	525	24,528

		24,528

Total Common Stocks (Cost $5,186,245)		5,207,189

Exchange-Traded Funds — 1.0%
SPDR S&P500 ETF Trust	257	55,589

Total Exchange-Traded Funds (Cost $55,107)		55,589

	Principal Amount	Value

Repurchase Agreements — 3.6%
Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 9/30/2016, maturity value of $196,000, due 10/3/2016(2)	$196,000	196,000

Total Repurchase Agreements (Cost $196,000)		196,000

Total Investments — 100.5% (Cost $5,437,352)		5,458,778

Other Liabilities, Net — (0.5)%		(24,736)

Total Net Assets — 100.0%		$5,434,042

(1)	Non-income-producing security.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.625%	7/31/2020	$200,119

Legend:

ADR – American Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Foreign-Denominated Security

CAD – Canadian Dollar

EUR – Euro

GBP – Great British Pound

NOK – Norwegian Krone

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

The following is a summary of the inputs used as of September 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$5,207,189	$—	$—	$5,207,189
Exchange-Traded Funds	55,589	—	—	55,589
Repurchase Agreements	—	196,000	—	196,000

Total	$5,262,778	$196,000	$—	$5,458,778

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

September 30, 2016 (unaudited)	Shares	Value

Common Stocks — 94.9%
Aerospace & Defense — 6.4%
General Dynamics Corp.	1,234	$191,467
Lockheed Martin Corp.	289	69,279
Raytheon Co.	1,494	203,378
Textron, Inc.	1,686	67,019
United Technologies Corp.	1,397	141,935

		673,078

Air Freight & Logistics — 0.7%
United Parcel Service, Inc., Class B	652	71,303

		71,303

Airlines — 1.5%
Delta Air Lines, Inc.	2,908	114,459
United Continental Holdings, Inc.(1)	888	46,593

		161,052

Banks — 9.7%
Bank of America Corp.	18,317	286,661
BB&T Corp.	1,919	72,385
Citigroup, Inc.	3,656	172,673
Fifth Third Bancorp	3,127	63,978
JPMorgan Chase & Co.	6,440	428,840

		1,024,537

Beverages — 0.5%
Coca-Cola European Partners PLC	1,357	54,144

		54,144

Biotechnology — 1.8%
Gilead Sciences, Inc.	2,412	190,837

		190,837

Chemicals — 3.5%
LyondellBasell Industries N.V., Class A	1,033	83,322
Methanex Corp.	1,006	35,894
PPG Industries, Inc.	688	71,112
The Dow Chemical Co.	3,397	176,066

		366,394

Communications Equipment — 1.4%
Brocade Communications Systems, Inc.	3,192	29,462
Harris Corp.	1,298	118,910

		148,372

Construction & Engineering — 0.6%
Jacobs Engineering Group, Inc.(1)	1,105	57,151

		57,151

Construction Materials — 0.8%
CRH PLC, ADR	2,424	80,646

		80,646

Consumer Finance — 4.3%
Ally Financial, Inc.	6,192	120,559
Capital One Financial Corp.	952	68,382
Discover Financial Services	3,684	208,330
Navient Corp.	3,881	56,158

		453,429

Containers & Packaging — 1.1%
Sealed Air Corp.	1,206	55,259
WestRock Co.	1,315	63,751

		119,010

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

September 30, 2016 (unaudited)	Shares	Value

Common Stocks — (continued)
Diversified Financial Services — 3.4%
Berkshire Hathaway, Inc., Class B(1)	2,497	$360,742

		360,742

Diversified Telecommunication Services — 1.5%
Verizon Communications, Inc.	2,927	152,145

		152,145

Electronic Equipment, Instruments & Components — 2.5%
Flex Ltd.(1)	7,735	105,351
TE Connectivity Ltd.	2,511	161,658

		267,009

Equity Real Estate — 0.4%
Equity Residential	569	36,604

		36,604

Food & Staples Retailing — 1.4%
CVS Health Corp.	778	69,234
Walgreens Boots Alliance, Inc.	901	72,639

		141,873

Food Products — 0.8%
Tyson Foods, Inc., Class A	1,096	81,838

		81,838

Health Care Providers & Services — 5.7%
Cigna Corp.	846	110,251
Express Scripts Holding Co.(1)	1,690	119,196
Laboratory Corp. of America Holdings(1)	397	54,579
McKesson Corp.	1,142	190,428
UnitedHealth Group, Inc.	904	126,560

		601,014

Hotels, Restaurants & Leisure — 0.3%
Six Flags Entertainment Corp.	654	35,061

		35,061

Household Durables — 1.7%
DR Horton, Inc.	1,997	60,310
PulteGroup, Inc.	5,709	114,408

		174,718

Independent Power and Renewable Electricity Producers — 1.2%
AES Corp.	9,615	123,553

		123,553

Industrial Conglomerates — 1.4%
Honeywell International, Inc.	651	75,900
Koninklijke Philips N.V.	2,508	74,212

		150,112

Insurance — 4.1%
Aon PLC	751	84,480
Chubb Ltd.	1,273	159,952
MetLife, Inc.	1,933	85,883
The Allstate Corp.	1,481	102,456

		432,771

Internet Software & Services — 3.1%
Alphabet, Inc., Class A(1)	227	182,522
eBay, Inc.(1)	4,285	140,976

		323,498

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

September 30, 2016 (unaudited)	Shares	Value

Common Stocks — (continued)
IT Services — 1.9%
Computer Sciences Corp.	2,701	$141,019
Leidos Holdings, Inc.	1,357	58,731

		199,750

Media — 5.1%
CBS Corp., Class B, NVDR	1,575	86,215
Comcast Corp., Class A	1,495	99,178
Liberty Global PLC, Series C(1)	2,892	95,552
Liberty Global PLC LiLAC, Class C(1)	1,650	46,283
Omnicom Group, Inc.	338	28,730
The Interpublic Group of Cos., Inc.	2,379	53,171
Time Warner, Inc.	1,617	128,729

		537,858

Metals & Mining — 1.6%
Barrick Gold Corp.	3,200	56,704
Nucor Corp.	1,268	62,703
Steel Dynamics, Inc.	1,985	49,605

		169,012

Oil, Gas & Consumable Fuels — 12.0%
Canadian Natural Resources Ltd.	3,486	111,691
Chevron Corp.	2,622	269,856
Diamondback Energy, Inc.(1)	1,336	128,977
Energen Corp.	961	55,469
EOG Resources, Inc.	991	95,840
EQT Corp.	935	67,900
Gulfport Energy Corp.(1)	1,611	45,511
Marathon Oil Corp.	6,057	95,761
Marathon Petroleum Corp.	1,371	55,649
Newfield Exploration Co.(1)	947	41,157
Occidental Petroleum Corp.	1,918	139,860
Phillips 66	1,913	154,092

		1,261,763

Pharmaceuticals — 7.9%
Johnson & Johnson	3,949	466,496
Merck & Co., Inc.	4,378	273,231
Sanofi, ADR	2,485	94,902

		834,629

Semiconductors & Semiconductor Equipment — 1.3%
Texas Instruments, Inc.	1,944	136,430

		136,430

Software — 2.5%
Microsoft Corp.	1,991	114,682
Oracle Corp.	3,740	146,907

		261,589

Specialty Retail — 0.4%
Best Buy Co., Inc.	1,190	45,434

		45,434

Technology Hardware, Storage & Peripherals — 2.4%
Apple, Inc.	1,128	127,520
Hewlett Packard Enterprise Co.	5,530	125,808

		253,328

Total Common Stocks (Cost $9,971,856)		9,980,684

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

September 30, 2016 (unaudited)	Principal Amount	Value

Repurchase Agreements — 5.0%
Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 9/30/2016, maturity value of $526,001, due 10/3/2016(2)	$526,000	$526,000

Total Repurchase Agreements (Cost $526,000)		526,000

Total Investments — 99.9% (Cost $10,497,856)		10,506,684

Other Assets, Net — 0.1%		9,117

Total Net Assets — 100.0%		$10,515,801

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.625%	7/31/2020	$538,781

Legend:

ADR – American Depositary Receipt

NVDR – Non-Voting Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

The following is a summary of the inputs used as of September 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$9,980,684	$—	$—	$9,980,684
Repurchase Agreements	—	526,000	—	526,000

Total	$9,980,684	$526,000	$—	$10,506,684

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

September 30, 2016 (unaudited)	Shares	Value

Common Stocks — 94.3%
Aerospace & Defense — 5.5%
General Dynamics Corp.	520	$80,683
Raytheon Co.	1,010	137,491
The Boeing Co.	590	77,727

		295,901

Airlines — 1.8%
Delta Air Lines, Inc.	2,390	94,070

		94,070

Auto Components — 2.5%
BorgWarner, Inc.	880	30,959
Delphi Automotive PLC	290	20,683
Johnson Controls International PLC	1,727	80,357

		131,999

Banks — 9.3%
Citigroup, Inc.	3,250	153,498
JPMorgan Chase & Co.	2,890	192,445
Wells Fargo & Co.	3,350	148,338

		494,281

Beverages — 1.0%
PepsiCo, Inc.	487	52,971

		52,971

Biotechnology — 6.3%
Biogen, Inc.(1)	520	162,776
Gilead Sciences, Inc.	2,170	171,690

		334,466

Capital Markets — 4.0%
Northern Trust Corp.	780	53,032
TD Ameritrade Holding Corp.	1,730	60,965
The Goldman Sachs Group, Inc.	620	99,988

		213,985

Communications Equipment — 3.5%
Cisco Systems, Inc.	4,730	150,036
F5 Networks, Inc.(1)	300	37,392

		187,428

Construction & Engineering — 0.8%
Jacobs Engineering Group, Inc.(1)	810	41,893

		41,893

Consumer Finance — 1.8%
Capital One Financial Corp.	1,370	98,407

		98,407

Diversified Financial Services — 2.1%
Berkshire Hathaway, Inc., Class B(1)	760	109,797

		109,797

Diversified Telecommunication Services — 1.7%
Verizon Communications, Inc.	1,730	89,925

		89,925

Electrical Equipment — 1.7%
EnerSys	780	53,968
Hubbell, Inc.	340	36,632

		90,600

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

September 30, 2016 (unaudited)	Shares	Value

Common Stocks — (continued)
Electronic Equipment, Instruments & Components — 0.7%
Flex Ltd.(1)	2,620	$35,684

		35,684

Energy Equipment & Services — 2.4%
Dril-Quip, Inc.(1)	1,030	57,412
Helmerich & Payne, Inc.	500	33,650
National Oilwell Varco, Inc.	520	19,105
Oil States International, Inc.(1)	610	19,258

		129,425

Food & Staples Retailing — 4.3%
CVS Health Corp.	920	81,871
Wal-Mart Stores, Inc.	2,050	147,846

		229,717

Health Care Providers & Services — 7.8%
Aetna, Inc.	1,580	182,411
Cigna Corp.	770	100,346
Express Scripts Holding Co.(1)	690	48,666
UnitedHealth Group, Inc.	610	85,400

		416,823

Hotels, Restaurants & Leisure — 0.4%
Wyndham Worldwide Corp.	280	18,852

		18,852

Household Durables — 0.8%
DR Horton, Inc.	1,420	42,884

		42,884

Industrial Conglomerates — 1.5%
Carlisle Cos., Inc.	350	35,900
Honeywell International, Inc.	400	46,636

		82,536

Insurance — 6.2%
Chubb Ltd.	940	118,111
FNF Group	840	31,004
The Allstate Corp.	1,980	136,977
Validus Holdings Ltd.	860	42,845

		328,937

Internet & Direct Marketing Retail — 1.3%
Liberty Interactive Corp. QVC Group, Class A(1)	2,370	47,424
Liberty TripAdvisor Holdings, Inc., Class A(1)	1,090	23,816

		71,240

Internet Software & Services — 0.5%
Rackspace Hosting, Inc.(1)	850	26,937

		26,937

IT Services — 2.4%
International Business Machines Corp.	810	128,669

		128,669

Leisure Products — 0.3%
Vista Outdoor, Inc.(1)	400	15,944

		15,944

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

September 30, 2016 (unaudited)	Shares	Value

Common Stocks — (continued)
Machinery — 1.0%
Parker-Hannifin Corp.	430	$53,978

		53,978

Media — 5.0%
Comcast Corp., Class A	1,120	74,301
Discovery Communications, Inc., Class A(1)	2,780	74,838
The Interpublic Group of Cos., Inc.	1,970	44,029
Time Warner, Inc.	940	74,833

		268,001

Metals & Mining — 0.6%
Reliance Steel & Aluminum Co.	455	32,774

		32,774

Oil, Gas & Consumable Fuels — 2.3%
Exxon Mobil Corp.	1,380	120,446

		120,446

Pharmaceuticals — 3.7%
Pfizer, Inc.	5,750	194,753

		194,753

Semiconductors & Semiconductor Equipment — 4.2%
Intel Corp.	3,760	141,940
Xilinx, Inc.	1,480	80,423

		222,363

Software — 3.7%
Activision Blizzard, Inc.	760	33,668
Check Point Software Technologies Ltd.(1)	230	17,850
Citrix Systems, Inc.(1)	360	30,679
Microsoft Corp.	1,990	114,624

		196,821

Specialty Retail — 1.0%
Lowe’s Cos., Inc.	730	52,713

		52,713

Technology Hardware, Storage & Peripherals — 2.2%
Apple, Inc.	1,040	117,572

		117,572

Total Common Stocks (Cost $5,022,226)		5,022,792

	Principal Amount	Value

Repurchase Agreements — 5.5%
Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 9/30/2016, maturity value of $296,001, due 10/3/2016(2)	$296,000	296,000

Total Repurchase Agreements (Cost $296,000)		296,000

Total Investments — 99.8% (Cost $5,318,226)		5,318,792

Other Assets, Net — 0.2%		10,033

Total Net Assets — 100.0%		$5,328,825

(1)	Non-income-producing security.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.625%	7/31/2020	$302,744

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

The following is a summary of the inputs used as of September 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$5,022,792	$—	$—	$5,022,792
Repurchase Agreements	—	296,000	—	296,000

Total	$5,022,792	$296,000	$—	$5,318,792

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

September 30, 2016 (unaudited)	Foreign Currency	Shares	Value

Common Stocks — 93.5%
Aerospace & Defense — 1.8%
Teledyne Technologies, Inc.(1)		1,092	$117,860
TransDigm Group, Inc.(1)		225	65,052

			182,912

Air Freight & Logistics — 0.9%
Expeditors International of Washington, Inc.		1,844	95,003

			95,003

Airlines — 0.8%
Ryanair Holdings PLC, ADR		1,056	79,232

			79,232

Biotechnology — 2.4%
AbbVie, Inc.		1,097	69,188
Celgene Corp.(1)		1,185	123,868
DBV Technologies S.A., ADR(1)		764	27,756
TESARO, Inc.(1)		293	29,370

			250,182

Building Products — 1.7%
Allegion PLC		1,047	72,149
AO Smith Corp.		1,027	101,457

			173,606

Capital Markets — 5.0%
FactSet Research Systems, Inc.		359	58,194
LPL Financial Holdings, Inc.		3,629	108,544
MSCI, Inc.		1,930	162,004
TD Ameritrade Holding Corp.		5,258	185,292

			514,034

Chemicals — 0.3%
Potash Corp. of Saskatchewan, Inc.		2,166	35,349

			35,349

Commercial Services & Supplies — 2.6%
Edenred	EUR	3,052	71,364
Ritchie Bros Auctioneers, Inc.		5,647	198,040

			269,404

Containers & Packaging — 1.8%
Sealed Air Corp.		3,954	181,172

			181,172

Diversified Consumer Services — 1.0%
ServiceMaster Global Holdings, Inc.(1)		2,981	100,400

			100,400

Electrical Equipment — 3.2%
AMETEK, Inc.		1,333	63,691
Sensata Technologies Holding N.V.(1)		6,734	261,144

			324,835

Electronic Equipment, Instruments & Components — 6.1%
Amphenol Corp., Class A		1,364	88,551
Belden, Inc.		1,333	91,963
Flex Ltd.(1)		9,913	135,015
National Instruments Corp.		4,597	130,555
TE Connectivity Ltd.		2,742	176,530

			622,614

Equity Real Estate — 5.1%
Crown Castle International Corp.		2,735	257,664

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

September 30, 2016 (unaudited)	Shares	Value

Common Stocks — (continued)
Equity Real Estate — (continued)
Lamar Advertising Co., Class A	4,015	$262,220

		519,884

Health Care Equipment & Supplies — 9.0%
Boston Scientific Corp.(1)	9,393	223,553
DexCom, Inc.(1)	578	50,667
Masimo Corp.(1)	918	54,612
STERIS PLC	2,127	155,484
Teleflex, Inc.	719	120,828
The Cooper Cos., Inc.	433	77,620
Varian Medical Systems, Inc.(1)	2,391	237,976

		920,740

Health Care Providers & Services — 1.2%
Henry Schein, Inc.(1)	768	125,169

		125,169

Health Care Technology — 2.3%
athenahealth, Inc.(1)	1,165	146,930
IMS Health Holdings, Inc.(1)	2,991	93,738

		240,668

Hotels, Restaurants & Leisure — 2.6%
Aramark	1,580	60,087
Dunkin’ Brands Group, Inc.	2,984	155,407
Norwegian Cruise Line Holdings Ltd.(1)	1,426	53,760

		269,254

Industrial Conglomerates — 0.8%
Roper Technologies, Inc.	466	85,031

		85,031

Insurance — 2.0%
Aon PLC	1,805	203,045

		203,045

Internet Software & Services — 2.6%
Cimpress N.V.(1)	1,360	137,605
CoStar Group, Inc.(1)	590	127,753

		265,358

IT Services — 8.0%
Amdocs Ltd.	3,327	192,467
Broadridge Financial Solutions, Inc.	1,404	95,177
Fidelity National Information Services, Inc.	1,103	84,964
Gartner, Inc.(1)	778	68,814
Global Payments, Inc.	1,222	93,801
Jack Henry & Associates, Inc.	1,373	117,460
WEX, Inc.(1)	1,566	169,269

		821,952

Leisure Products — 0.5%
Polaris Industries, Inc.	662	51,265

		51,265

Life Sciences Tools & Services — 3.7%
PerkinElmer, Inc.	3,673	206,092
Quintiles Transnational Holdings, Inc.(1)	683	55,364
Waters Corp.(1)	772	122,354

		383,810

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

September 30, 2016 (unaudited)	Foreign Currency	Shares	Value

Common Stocks — (continued)
Machinery — 1.1%
The Middleby Corp.(1)		534	$66,013
Wabtec Corp.		607	49,562

			115,575

Media — 1.1%
Omnicom Group, Inc.		1,381	117,385

			117,385

Multiline Retail — 1.0%
Dollar General Corp.		746	52,212
Dollar Tree, Inc.(1)		633	49,963

			102,175

Oil, Gas & Consumable Fuels — 0.9%
World Fuel Services Corp.		1,935	89,513

			89,513

Professional Services — 3.3%
IHS Markit Ltd.(1)		3,256	122,263
Verisk Analytics, Inc.(1)		2,641	214,660

			336,923

Road & Rail — 1.6%
Canadian Pacific Railway Ltd.		601	91,773
Old Dominion Freight Line, Inc.(1)		997	68,404

			160,177

Semiconductors & Semiconductor Equipment — 6.3%
KLA-Tencor Corp.		1,820	126,872
Lam Research Corp.		1,030	97,551
Microchip Technology, Inc.		1,866	115,953
ON Semiconductor Corp.(1)		9,097	112,075
Xilinx, Inc.		3,501	190,245

			642,696

Software — 8.6%
Atlassian Corp. PLC, Class A(1)		2,325	69,680
Cadence Design Systems, Inc.(1)		7,137	182,208
Constellation Software, Inc.	CAD	367	165,442
Intuit, Inc.		1,111	122,221
Nice Ltd., ADR		2,507	167,818
SS&C Technologies Holdings, Inc.		5,606	180,233

			887,602

Specialty Retail — 0.8%
Monro Muffler Brake, Inc.		391	23,917
Williams-Sonoma, Inc.		1,133	57,874

			81,791

Textiles, Apparel & Luxury Goods — 3.0%
Carter’s, Inc.		665	57,662
Gildan Activewear, Inc.		5,903	164,989
Wolverine World Wide, Inc.		3,867	89,057

			311,708

Trading Companies & Distributors — 0.4%
Fastenal Co.		1,094	45,707

			45,707

Total Common Stocks (Cost $9,600,066)			9,606,171

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

September 30, 2016 (unaudited)	Principal Amount	Value

Repurchase Agreements — 5.0%
Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 9/30/2016, maturity value of $517,001, due 10/3/2016(2)	$517,000	$517,000

Total Repurchase Agreements (Cost $517,000)		517,000

Total Investments — 98.5% (Cost $10,117,066)		10,123,171

Other Assets, Net — 1.5%		156,049

Total Net Assets — 100.0%		$10,279,220

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.625%	7/31/2020	$528,519

Legend:

ADR – American Depositary Receipt

Foreign-Denominated Security

CAD – Canadian Dollar

EUR – Euro

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

The following is a summary of the inputs used as of September 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$9,606,171	$—	$—	$9,606,171
Repurchase Agreements	—	517,000	—	517,000

Total	$9,606,171	$517,000	$—	$10,123,171

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

September 30, 2016 (unaudited)	Shares	Value

Common Stocks — 95.1%
Aerospace & Defense — 5.1%
B/E Aerospace, Inc.	3,956	$204,367
General Dynamics Corp.	1,149	178,279
Raytheon Co.	1,113	151,513

		534,159

Auto Components — 0.5%
Lear Corp.	429	52,003

		52,003

Banks — 3.7%
PacWest Bancorp	3,821	163,959
Regions Financial Corp.	14,269	140,835
Zions Bancorporation	2,640	81,893

		386,687

Beverages — 2.6%
Molson Coors Brewing Co., Class B	2,443	268,241

		268,241

Capital Markets — 1.6%
Northern Trust Corp.	2,464	167,527

		167,527

Commercial Services & Supplies — 4.8%
Pitney Bowes, Inc.	8,628	156,684
Republic Services, Inc.	4,156	209,670
Stericycle, Inc.(1)	1,634	130,949

		497,303

Communications Equipment — 4.6%
ARRIS International PLC(1)	7,004	198,423
Harris Corp.	3,046	279,044

		477,467

Construction & Engineering — 2.5%
EMCOR Group, Inc.	2,650	157,993
Jacobs Engineering Group, Inc.(1)	2,079	107,526

		265,519

Construction Materials — 2.0%
Eagle Materials, Inc.	2,754	212,884

		212,884

Consumer Finance — 2.1%
Ally Financial, Inc.	11,071	215,552

		215,552

Containers & Packaging — 2.0%
Packaging Corp. of America	2,522	204,938

		204,938

Electric Utilities — 2.2%
American Electric Power Co., Inc.	3,545	227,625

		227,625

Energy Equipment & Services — 4.9%
Baker Hughes, Inc.	3,696	186,537
National Oilwell Varco, Inc.	4,088	150,193
Patterson-UTI Energy, Inc.	7,548	168,849

		505,579

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

September 30, 2016 (unaudited)	Shares	Value

Common Stocks — (continued)
Equity Real Estate — 1.5%
American Campus Communities, Inc.	3,110	$158,206

		158,206

Food Products — 4.6%
Pinnacle Foods, Inc.	2,171	108,919
The Hain Celestial Group, Inc.(1)	2,040	72,583
TreeHouse Foods, Inc.(1)	3,424	298,539

		480,041

Health Care Equipment & Supplies — 1.4%
STERIS PLC	1,985	145,104

		145,104

Health Care Providers & Services — 3.7%
Humana, Inc.	1,108	195,994
Patterson Cos., Inc.	4,037	185,460

		381,454

Hotels, Restaurants & Leisure — 1.2%
The Wendy’s Co.	12,021	129,827

		129,827

Household Durables — 1.0%
Harman International Industries, Inc.	1,206	101,847

		101,847

Household Products — 0.6%
Church & Dwight Co., Inc.	1,366	65,459

		65,459

Insurance — 13.4%
Arch Capital Group Ltd.(1)	1,432	113,501
Brown & Brown, Inc.	6,205	233,991
FNF Group	6,057	223,564
Loews Corp.	6,020	247,723
ProAssurance Corp.	1,817	95,356
The Allstate Corp.	2,940	203,389
Validus Holdings Ltd.	1,765	87,932
Willis Towers Watson PLC	1,451	192,649

		1,398,105

IT Services — 7.4%
Amdocs Ltd.	3,259	188,533
DST Systems, Inc.	1,160	136,787
Fidelity National Information Services, Inc.	4,001	308,197
Leidos Holdings, Inc.	3,166	137,025

		770,542

Marine — 1.5%
Kirby Corp.(1)	2,434	151,297

		151,297

Media — 0.8%
Tribune Media Co., Class A	2,337	85,347

		85,347

Multi-Utilities — 2.2%
Ameren Corp.	4,724	232,326

		232,326

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

September 30, 2016 (unaudited)	Shares	Value

Common Stocks — (continued)
Multiline Retail — 2.2%
Kohl’s Corp.	5,330	$233,188

		233,188

Oil, Gas & Consumable Fuels — 4.5%
Anadarko Petroleum Corp.	2,225	140,976
Cimarex Energy Co.	1,149	154,391
Hess Corp.	3,239	173,675

		469,042

Real Estate Management & Development — 1.4%
CBRE Group, Inc., Class A(1)	5,305	148,434

		148,434

Road & Rail — 1.2%
Ryder System, Inc.	1,831	120,755

		120,755

Semiconductors & Semiconductor Equipment — 0.8%
Lam Research Corp.	847	80,219

		80,219

Specialty Retail — 1.2%
Foot Locker, Inc.	1,715	116,140
Signet Jewelers Ltd.	184	13,713

		129,853

Technology Hardware, Storage & Peripherals — 1.4%
Western Digital Corp.	2,464	144,070

		144,070

Textiles, Apparel & Luxury Goods — 1.0%
Hanesbrands, Inc.	4,024	101,606

		101,606

Transportation Infrastructure — 1.4%
Macquarie Infrastructure Corp.	1,813	150,914

		150,914

Water Utilities — 2.1%
American Water Works Co., Inc.	2,854	213,593

		213,593

Total Common Stocks (Cost $9,822,002)		9,906,713

	Principal Amount	Value
Repurchase Agreements — 5.2%
Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 9/30/2016, maturity value of $546,001, due 10/3/2016(2)	$546,000	546,000

Total Repurchase Agreements (Cost $546,000)		546,000

Total Investments — 100.3% (Cost $10,368,002)		10,452,713

Other Liabilities, Net — (0.3)%		(28,774)

Total Net Assets — 100.0%		$10,423,939

(1)	Non-income-producing security.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.625%	7/31/2020	$559,306

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

The following is a summary of the inputs used as of September 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$9,906,713	$—	$—	$9,906,713
Repurchase Agreements	—	546,000	—	546,000

Total	$9,906,713	$546,000	$—	$10,452,713

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

September 30, 2016 (unaudited)	Shares	Value

Common Stocks — 96.1%
Belgium — 3.8%
Anheuser-Busch InBev S.A.	2,948	$386,137

		386,137

Cayman Islands — 2.5%
Baidu, Inc., ADR(1)	794	144,564
Sands China Ltd.	24,800	107,591

		252,155

Denmark — 2.5%
Novo Nordisk A/S, Class B	6,050	251,387

		251,387

France — 4.1%
Accor S.A.	2,866	113,681
Pernod Ricard S.A.	1,377	162,961
Safran S.A.	1,984	142,639

		419,281

Germany — 12.2%
Bayer AG (Reg S)	2,340	235,079
Continental AG	846	177,859
Fresenius SE & Co. KGaA	2,348	187,298
Henkel AG & Co. KGaA	1,442	196,004
SAP SE	3,081	280,067
Zalando SE(1)(2)	3,978	166,012

		1,242,319

Hong Kong — 2.6%
AIA Group Ltd.	39,400	261,857

		261,857

Israel — 1.2%
Teva Pharmaceutical Industries Ltd., ADR	2,661	122,433

		122,433

Japan — 19.8%
FANUC Corp.	900	150,969
Japan Tobacco, Inc.	5,100	207,158
KDDI Corp.	7,200	221,173
Keyence Corp.	300	217,327
Kubota Corp.	8,700	129,850
Makita Corp.	2,100	148,277
Nitori Holdings Co. Ltd.	1,200	142,596
Nitto Denko Corp.	2,100	134,733
ORIX Corp.	8,600	125,304
Shimano, Inc.	1,000	147,133
Shiseido Co. Ltd.	5,700	149,772
Sugi Holdings Co. Ltd.	2,300	124,294
Tokyo Electron Ltd.	1,400	122,556

		2,021,142

Netherlands — 8.5%
Akzo Nobel N.V.	2,259	152,995
Altice N.V., Class A(1)	8,361	149,995
ASML Holding N.V.	1,634	179,315
NXP Semiconductors N.V.(1)	1,804	184,026
RELX N.V.	11,184	200,954

		867,285

Norway — 1.2%
Telenor ASA	7,139	122,427

		122,427

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

September 30, 2016 (unaudited)	Shares	Value

Common Stocks — (continued)
Republic of Korea — 1.2%
Samsung Electronics Co. Ltd., GDR	166	$119,935

		119,935

South Africa — 1.4%
Naspers Ltd., Class N	850	147,126

		147,126

Spain — 1.2%
Grifols S.A., ADR	8,022	128,111

		128,111

Sweden — 1.7%
Atlas Copco AB, Class A	5,966	179,631

		179,631

Switzerland — 10.0%
Actelion Ltd. (Reg S)	966	167,248
Cie Financiere Richemont S.A. (Reg S)	2,907	177,143
LafargeHolcim Ltd. (Reg S)	3,169	171,253
Roche Holding AG	1,571	389,718
UBS Group AG (Reg S)	8,842	120,411

		1,025,773

Taiwan — 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,068	124,440

		124,440

United Kingdom — 21.0%
Booker Group PLC	48,707	112,374
Burberry Group PLC	6,463	115,519
IMI PLC	6,610	92,015
Intertek Group PLC	3,502	158,370
Meggitt PLC	20,067	117,304
Persimmon PLC	4,744	111,603
Prudential PLC	11,757	208,239
Reckitt Benckiser Group PLC	2,364	222,607
Shire PLC	3,239	209,827
Unilever PLC	8,186	387,753
Vodafone Group PLC	39,207	112,689
Worldpay Group PLC(2)	34,800	133,604
WPP PLC	6,949	163,386

		2,145,290

Total Common Stocks (Cost $9,724,988)		9,816,729

	Principal Amount	Value

Repurchase Agreements — 3.2%
Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 9/30/2016, maturity value of $326,001, due 10/3/2016(3)	$326,000	326,000

Total Repurchase Agreements (Cost $326,000)		326,000

Total Investments — 99.3% (Cost $10,050,988)		10,142,729

Other Assets, Net — 0.7%		72,983

Total Net Assets — 100.0%		$10,215,712

(1)	Non-income-producing security.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2016, the aggregate market value of these securities amounted to $299,616, representing 2.9% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.625%	7/31/2020	$333,531

Legend:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

The following is a summary of the inputs used as of September 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$386,137	$—	$—	$386,137
Cayman Islands	252,155	—	—	252,155
Denmark	251,387	—	—	251,387
France	419,281	—	—	419,281
Germany	1,242,319	—	—	1,242,319
Hong Kong	261,857	—	—	261,857
Israel	122,433	—	—	122,433
Japan	2,021,142	—	—	2,021,142
Netherlands	867,285	—	—	867,285
Norway	122,427	—	—	122,427
Republic of Korea	119,935	—	—	119,935
South Africa	147,126	—	—	147,126
Spain	128,111	—	—	128,111
Sweden	179,631	—	—	179,631
Switzerland	1,025,773	—	—	1,025,773
Taiwan	124,440	—	—	124,440
United Kingdom	2,145,290	—	—	2,145,290
Repurchase Agreements	—	326,000	—	326,000

Total	$9,816,729	$326,000	$—	$10,142,729

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL VALUE VIP FUND

September 30, 2016 (unaudited)	Shares	Value

Common Stocks — 94.8%
Australia — 1.7%
Caltex Australia Ltd.	6,753	$177,018

		177,018

Belgium — 4.2%
Anheuser-Busch InBev S.A.	2,588	338,983
KBC Group N.V.(1)	1,753	102,045

		441,028

Bermuda — 1.0%
Signet Jewelers Ltd.	1,428	106,429

		106,429

Brazil — 1.1%
BB Seguridade Participacoes S.A.	12,800	117,603

		117,603

Canada — 5.1%
Canadian National Railway Co.	1,834	119,886
MacDonald Dettwiler & Associates Ltd.	1,400	85,369
National Bank of Canada	4,570	162,046
Suncor Energy, Inc.	6,152	170,781

		538,082

Denmark — 1.2%
Carlsberg A/S, Class B	1,269	121,005

		121,005

Finland — 2.1%
Sampo OYJ, Class A	4,824	214,594

		214,594

France — 8.5%
Air Liquide S.A.	1,535	164,588
Capgemini S.A.	2,266	221,918
TOTAL S.A.	2,186	103,554
Valeo S.A.	3,309	193,032
Vinci S.A.	2,701	206,688

		889,780

Germany — 3.2%
GEA Group AG	2,027	112,508
SAP SE	2,446	222,345

		334,853

Ireland — 2.3%
James Hardie Industries PLC	6,926	107,713
Ryanair Holdings PLC, ADR	1,800	135,054

		242,767

Israel — 2.2%
Teva Pharmaceutical Industries Ltd., ADR	5,041	231,936

		231,936

Italy — 1.2%
Azimut Holding S.p.A.	4,581	67,414
Mediaset S.p.A.	17,984	56,445

		123,859

Japan — 18.6%
ABC-Mart, Inc.	1,800	121,769
Daiwa House Industry Co. Ltd.	10,300	279,884
Don Quijote Holdings Co. Ltd.	6,200	225,305
Isuzu Motors Ltd.	12,900	150,047
Japan Tobacco, Inc.	4,000	162,477

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL VALUE VIP FUND

September 30, 2016 (unaudited)	Shares	Value

Common Stocks — (continued)
Japan — (continued)
KDDI Corp.	8,700	$267,250
Makita Corp.	2,100	148,277
Seven & i Holdings Co. Ltd.	4,300	201,717
Sony Corp.	6,000	194,843
Sumitomo Mitsui Financial Group, Inc.	4,300	143,326
United Arrows Ltd.	2,200	53,218

		1,948,113

Luxembourg — 0.7%
RTL Group	897	74,495

		74,495

Netherlands — 2.9%
Koninklijke KPN N.V.	27,490	91,253
Wolters Kluwer N.V.	4,899	209,648

		300,901

Norway — 1.5%
Telenor ASA	8,889	152,438

		152,438

Philippines — 0.4%
Alliance Global Group, Inc.	119,800	39,279

		39,279

Spain — 1.0%
Red Electrica Corp. S.A.	4,969	107,201

		107,201

Sweden — 3.5%
Assa Abloy AB, Class B	10,312	209,514
Swedbank AB, Class A	6,693	157,284

		366,798

Switzerland — 3.9%
Novartis AG (Reg S)	5,196	408,620

		408,620

Taiwan — 2.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7,749	237,042

		237,042

Thailand — 0.7%
Kasikornbank PCL	14,300	77,381

		77,381

Turkey — 0.7%
Turkiye Garanti Bankasi A/S	29,513	78,183

		78,183

United Kingdom — 24.8%
Aon PLC	1,769	198,995
BHP Billiton PLC	14,255	214,790
British American Tobacco PLC	4,904	313,366
Direct Line Insurance Group PLC	15,505	73,313
Howden Joinery Group PLC	14,554	81,550
Informa PLC	10,121	93,402
J Sainsbury PLC	31,553	100,526
Provident Financial PLC	3,424	134,605
Prudential PLC	16,117	285,462
RELX PLC	10,321	195,714
Royal Dutch Shell PLC, Class A	10,049	249,299
Shire PLC	4,628	299,809

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL VALUE VIP FUND

September 30, 2016 (unaudited)	Shares	Value

Common Stocks — (continued)
United Kingdom — (continued)
Unilever PLC	3,178	$150,535
Wolseley PLC	3,632	205,017

		2,596,383

Total Common Stocks (Cost $9,826,819)		9,925,788

	Principal Amount	Value

Repurchase Agreements — 5.8%
Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 9/30/2016, maturity value of $606,002, due 10/3/2016(2)	$606,000	606,000

Total Repurchase Agreements (Cost $606,000)		606,000

Total Investments — 100.6% (Cost $10,432,819)		10,531,788

Other Liabilities, Net — (0.6)%		(57,866)

Total Net Assets — 100.0%		$10,473,922

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.625%	7/31/2020	$620,881

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL VALUE VIP FUND

The following is a summary of the inputs used as of September 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$177,018	$—	$—	$177,018
Belgium	441,028	—	—	441,028
Bermuda	106,429	—	—	106,429
Brazil	117,603	—	—	117,603
Canada	538,082	—	—	538,082
Denmark	121,005	—	—	121,005
Finland	214,594	—	—	214,594
France	889,780	—	—	889,780
Germany	334,853	—	—	334,853
Ireland	242,767	—	—	242,767
Israel	231,936	—	—	231,936
Italy	123,859	—	—	123,859
Japan	1,948,113	—	—	1,948,113
Luxembourg	74,495	—	—	74,495
Netherlands	300,901	—	—	300,901
Norway	152,438	—	—	152,438
Philippines	39,279	—	—	39,279
Spain	107,201	—	—	107,201
Sweden	366,798	—	—	366,798
Switzerland	408,620	—	—	408,620
Taiwan	237,042	—	—	237,042
Thailand	77,381	—	—	77,381
Turkey	78,183	—	—	78,183
United Kingdom	2,596,383	—	—	2,596,383
Repurchase Agreements	—	606,000	—	606,000

Total	$9,925,788	$606,000	$—	$10,531,788

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2016 (unaudited)	Principal Amount	Value

Agency Mortgage-Backed Securities — 21.1%
FHLMC
0.75% due 4/9/2018	$542,000	$541,510
0.875% due 3/7/2018	300,000	300,235
FNMA
3.00% due 10/1/2031(1)	450,000	472,430
3.00% due 10/1/2046(1)	1,100,000	1,143,270
3.50% due 10/1/2046(1)	1,500,000	1,582,734
4.00% due 10/1/2046(1)	250,000	268,496

Total Agency Mortgage-Backed Securities (Cost $4,291,788)		4,308,675

Asset-Backed Securities — 14.3%
AmeriCredit Automobile Receivables Trust
2014-1 C
2.15% due 3/9/2020	40,000	40,330
Avis Budget Rental Car Funding AESOP LLC
2013-2A A
2.97% due 2/20/2020(2)	100,000	101,959
2014-1A A
2.46% due 7/20/2020(2)	100,000	101,014
BMW Vehicle Owner Trust
2016-A A4
1.37% due 12/25/2022	23,000	23,068
California Republic Auto Receivables Trust
2015-2 B
2.53% due 6/15/2021	87,000	87,441
2015-3 A4
2.13% due 5/17/2021	34,000	34,512
2016-1 A2
1.50% due 12/17/2018	31,098	31,161
2016-1 A4
2.24% due 10/15/2021	57,000	58,068
2016-2 A4
1.83% due 12/15/2021	84,000	84,661
Capital One Multi-Asset Execution Trust
2016-A1 A1
0.974% due 2/15/2022(3)	83,000	83,508
CarMax Auto Owner Trust
2013-4 A3
0.80% due 7/16/2018	7,639	7,637
2015-2 A4
1.80% due 3/15/2021	40,000	40,445
Carmax Auto Owner Trust
2016-3 A4
1.60% due 1/18/2022	71,000	71,372
CIFC Funding Ltd.
2014-5A A1
2.259% due 1/17/2027(2)(3)	250,000	250,984
CNH Equipment Trust
2015-A A4
1.85% due 4/15/2021	65,000	65,775
2015-B A4
1.89% due 4/15/2022	45,000	45,547
2016-A A4
1.79% due 9/15/2021	115,000	116,013
Discover Card Execution Note Trust
2016-A4 A4
1.39% due 3/15/2022	100,000	100,141
First Investors Auto Owner Trust
2016-2A A1
1.53% due 11/16/2020(2)	27,000	27,004
Ford Credit Auto Owner Trust
2014-C A3
1.06% due 5/15/2019	32,699	32,718

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2016 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Ford Credit Floorplan Master Owner Trust A
2016-1 A1
1.76% due 2/15/2021	$99,000	$99,390
Honda Auto Receivables Owner Trust
2014-4 A3
0.99% due 9/17/2018	32,423	32,433
2015-1 A3
1.05% due 10/15/2018	36,214	36,227
Hyundai Auto Receivables Trust
2016-B C
2.19% due 11/15/2022	41,000	41,110
LCM XXII Ltd.
22A A1
2.336% due 10/20/2028(2)(3)	250,000	251,062
Mercedes-Benz Auto Receivables Trust
2015-1 A3
1.34% due 12/16/2019	135,000	135,376
2016-1 A2A
1.11% due 3/15/2019	65,000	65,009
OHA Loan Funding Ltd.
2015-1A A
2.317% due 2/15/2027(2)(3)	300,000	301,236
OSCAR U.S. Funding Trust V
2016-2A A2A
2.31% due 11/15/2019(2)	50,000	50,013
SunTrust Auto Receivables Trust
2015-1A A3
1.42% due 9/16/2019(2)	96,000	96,217
Synchrony Credit Card Master Note Trust
2014-1 A
1.61% due 11/15/2020	100,000	100,486
2016-2 B
2.55% due 5/15/2024	101,000	102,799
TCF Auto Receivables Owner Trust
2016-1A A2
1.39% due 11/15/2019(2)	41,000	41,000
2016-1A A4
2.03% due 2/15/2022(2)	99,000	99,098
2016-1A B
2.32% due 6/15/2022(2)	69,000	69,147

Total Asset-Backed Securities (Cost $2,919,581)		2,923,961

Corporate Bonds & Notes — 25.5%
Aerospace & Defense — 0.1%
Embraer S.A.
5.15% due 6/15/2022	15,000	15,769

		15,769

Agriculture — 0.1%
Reynolds American, Inc.
5.70% due 8/15/2035	15,000	18,540

		18,540

Airlines — 0.1%
Air Canada
7.75% due 4/15/2021(2)	10,000	10,800

		10,800

Auto Manufacturers — 0.6%
Ford Motor Co.
7.45% due 7/16/2031	45,000	59,521

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2016 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Auto Manufacturers — (continued)
General Motors Co.
6.60% due 4/1/2036	$60,000	$72,191

		131,712

Auto Parts & Equipment — 0.1%
MPG Holdco I, Inc.
7.375% due 10/15/2022	15,000	15,338

		15,338

Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc.
4.70% due 2/1/2036	85,000	97,731

		97,731

Biotechnology — 0.3%
Amgen, Inc.
4.95% due 10/1/2041	60,000	66,574

		66,574

Chemicals — 0.6%
Basell Finance Co. B.V.
8.10% due 3/15/2027(2)	30,000	40,377
Blue Cube Spinco, Inc.
10.00% due 10/15/2025(2)	50,000	59,000
GCP Applied Technologies, Inc.
9.50% due 2/1/2023(2)	10,000	11,425
Valvoline, Inc.
5.50% due 7/15/2024(2)	15,000	15,712

		126,514

Commercial Banks — 3.4%
Bank of America Corp.
4.25% due 10/22/2026	110,000	116,703
Citigroup, Inc.
4.45% due 9/29/2027	75,000	78,486
5.50% due 9/13/2025	15,000	17,107
JPMorgan Chase & Co.
4.25% due 10/1/2027	100,000	107,294
Macquarie Bank Ltd.
6.625% due 4/7/2021(2)	48,000	55,275
Morgan Stanley
3.125% due 7/27/2026	53,000	53,317
3.875% due 1/27/2026	17,000	18,084
Popular, Inc.
7.00% due 7/1/2019	15,000	15,450
Santander U.K. PLC
7.95% due 10/26/2029	32,000	40,468
The Goldman Sachs Group, Inc.
6.25% due 2/1/2041	100,000	130,757
The Toronto-Dominion Bank
3.625% due 9/15/2031(3)	13,000	13,036
Wells Fargo & Co.
4.10% due 6/3/2026	50,000	53,047

		699,024

Computers — 0.7%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
6.02% due 6/15/2026(2)	75,000	82,223
Hewlett Packard Enterprise Co.
4.90% due 10/15/2025(2)	50,000	53,365

		135,588

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2016 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Diversified Financial Services — 1.1%
Affiliated Managers Group, Inc.
4.25% due 2/15/2024	$25,000	$26,276
Ally Financial, Inc.
8.00% due 11/1/2031	20,000	24,650
CME Group, Inc.
5.30% due 9/15/2043	50,000	64,010
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50% due 7/1/2021	20,000	19,600
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
5.875% due 3/15/2022(2)	30,000	31,312
OM Asset Management PLC
4.80% due 7/27/2026	25,000	25,022
Scottrade Financial Services, Inc.
6.125% due 7/11/2021(2)	40,000	42,995

		233,865

Electric — 1.9%
Appalachian Power Co.
7.00% due 4/1/2038	25,000	34,381
Berkshire Hathaway Energy Co.
6.50% due 9/15/2037	22,000	30,253
Cleco Corporate Holdings LLC
3.743% due 5/1/2026(2)	55,000	57,253
Dominion Resources, Inc.
7.00% due 6/15/2038	35,000	47,946
Exelon Generation Co. LLC
5.60% due 6/15/2042	70,000	73,092
Georgia Power Co.
4.75% due 9/1/2040	50,000	57,268
ITC Holdings Corp.
3.25% due 6/30/2026	35,000	35,531
Massachusetts Electric Co.
4.004% due 8/15/2046(2)	25,000	25,998
PPL Electric Utilities Corp.
5.20% due 7/15/2041	20,000	24,933

		386,655

Entertainment — 0.2%
Eldorado Resorts, Inc.
7.00% due 8/1/2023	15,000	15,919
Mohegan Tribal Gaming Authority
7.875% due 10/15/2024(2)	18,000	17,955

		33,874

Food — 0.3%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s Inc. / Albertson’s LLC
5.75% due 3/15/2025(2)	25,000	24,937
Arcor SAIC
6.00% due 7/6/2023(2)	13,000	13,845
Kraft Heinz Foods Co.
6.875% due 1/26/2039	15,000	20,821

		59,603

Forest Products & Paper — 0.4%
Georgia-Pacific LLC
8.875% due 5/15/2031	50,000	79,095

		79,095

Healthcare-Services — 0.5%
Acadia Healthcare Co., Inc.
5.625% due 2/15/2023	35,000	35,525

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2016 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Healthcare-Services — (continued)
Aetna, Inc.
4.25% due 6/15/2036	$40,000	$41,430
HCA, Inc.
7.50% due 11/6/2033	10,000	10,837
MPH Acquisition Holdings LLC
7.125% due 6/1/2024(2)	10,000	10,750
Surgical Care Affiliates, Inc.
6.00% due 4/1/2023(2)	10,000	10,500

		109,042

Household Products/Wares — 0.6%
Central Garden & Pet Co.
6.125% due 11/15/2023	25,000	26,750
Kimberly-Clark de Mexico S.A.B. de C.V.
3.80% due 4/8/2024(2)	100,000	103,436

		130,186

Internet — 0.6%
Amazon.com, Inc.
4.80% due 12/5/2034	99,000	116,316

		116,316

Leisure Time — 0.2%
Royal Caribbean Cruises Ltd.
7.50% due 10/15/2027	30,000	36,037

		36,037

Lodging — 0.3%
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.375% due 3/15/2022	65,000	67,356

		67,356

Media — 2.2%
21st Century Fox America, Inc.
6.90% due 8/15/2039	40,000	53,710
CCO Holdings LLC / CCO Holdings Capital Corp.
5.75% due 2/15/2026(2)	40,000	42,400
Comcast Corp.
6.95% due 8/15/2037	40,000	58,316
Cox Communications, Inc.
8.375% due 3/1/2039(2)	30,000	38,790
Discovery Communications LLC
6.35% due 6/1/2040	30,000	32,503
Grupo Televisa S.A.B.
6.625% due 1/15/2040	16,000	18,257
Time Warner Cable LLC
7.30% due 7/1/2038	90,000	115,164
Time Warner, Inc.
7.625% due 4/15/2031	20,000	28,356
Univision Communications, Inc.
5.125% due 2/15/2025(2)	25,000	25,156
Viacom, Inc.
4.85% due 12/15/2034	30,000	30,587

		443,239

Mining — 0.6%
Barrick PD Australia Finance Pty. Ltd.
5.95% due 10/15/2039	15,000	17,140
Glencore Finance Canada Ltd.
6.00% due 11/15/2041(2)	25,000	24,719
Goldcorp, Inc.
5.45% due 6/9/2044	20,000	21,565

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2016 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Mining — (continued)
New Gold, Inc.
6.25% due 11/15/2022(2)	$30,000	$30,675
Teck Resources Ltd.
4.50% due 1/15/2021	40,000	39,400

		133,499

Miscellaneous Manufacturing — 0.6%
Gates Global LLC / Gates Global Co.
6.00% due 7/15/2022(2)	25,000	23,750
General Electric Co.
6.75% due 3/15/2032	75,000	105,402

		129,152

Oil & Gas — 1.3%
Apache Corp.
6.00% due 1/15/2037	15,000	17,113
Carrizo Oil & Gas, Inc.
6.25% due 4/15/2023	10,000	9,900
Helmerich & Payne International Drilling Co.
4.65% due 3/15/2025	15,000	15,829
Kerr-McGee Corp.
7.875% due 9/15/2031	40,000	49,618
PDC Energy, Inc.
7.75% due 10/15/2022	20,000	21,350
Petrobras Global Finance B.V.
4.375% due 5/20/2023	18,000	16,101
Petroleos Mexicanos
4.50% due 1/23/2026	32,000	31,034
Shell International Finance B.V.
6.375% due 12/15/2038	55,000	74,807
YPF S.A.
8.50% due 7/28/2025(2)	28,000	30,722

		266,474

Oil & Gas Services — 1.1%
FTS International, Inc.
8.35% due 6/15/2020(2)(3)	25,000	21,235
Halliburton Co.
6.70% due 9/15/2038	45,000	56,481
National Oilwell Varco, Inc.
2.60% due 12/1/2022	20,000	18,876
Oceaneering International, Inc.
4.65% due 11/15/2024	25,000	25,167
PDC Energy, Inc.
6.125% due 9/15/2024(2)	5,000	5,175
Schlumberger Investment S.A.
3.65% due 12/1/2023	35,000	37,871
Trinidad Drilling Ltd.
7.875% due 1/15/2019(2)	25,000	23,250
Weatherford International Ltd.
9.875% due 3/1/2039	35,000	33,600

		221,655

Pharmaceuticals — 1.0%
AbbVie, Inc.
4.30% due 5/14/2036	65,000	67,454
Actavis Funding SCS
4.55% due 3/15/2035	50,000	53,110
Express Scripts Holding Co.
6.125% due 11/15/2041	45,000	55,735

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2016 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Pharmaceuticals — (continued)
Mylan N.V.
3.95% due 6/15/2026(2)	$30,000	$30,226

		206,525

Pipelines — 1.7%
Enbridge Energy Partners LP
9.875% due 3/1/2019	40,000	46,579
Energy Transfer Partners LP
6.625% due 10/15/2036	60,000	65,327
Enterprise Products Operating LLC
7.55% due 4/15/2038	40,000	52,207
Gulfstream Natural Gas System LLC
4.60% due 9/15/2025(2)	20,000	20,970
Kinder Morgan, Inc.
7.75% due 1/15/2032	70,000	84,632
The Williams Companies, Inc.
8.75% due 3/15/2032	35,000	43,400
TransCanada PipeLines Ltd.
7.625% due 1/15/2039	25,000	37,013

		350,128

Real Estate — 0.1%
CBRE Services, Inc.
4.875% due 3/1/2026	10,000	10,425

		10,425

Real Estate Investment Trusts — 1.9%
AvalonBay Communities, Inc.
3.45% due 6/1/2025	50,000	52,084
Boston Properties LP
3.85% due 2/1/2023	75,000	80,161
EPR Properties
5.25% due 7/15/2023	50,000	53,687
Equinix, Inc.
5.875% due 1/15/2026	50,000	53,750
ERP Operating LP
3.375% due 6/1/2025	50,000	52,190
Kilroy Realty LP
6.625% due 6/1/2020	10,000	11,467
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
5.625% due 5/1/2024(2)	15,000	16,271
VEREIT Operating Partnership LP
3.00% due 2/6/2019	75,000	76,021

		395,631

Retail — 0.3%
New Albertsons, Inc.
7.45% due 8/1/2029	15,000	14,700
PetSmart, Inc.
7.125% due 3/15/2023(2)	15,000	15,712
Tops Holding LLC / Tops Markets II Corp.
8.00% due 6/15/2022(2)	25,000	22,500

		52,912

Semiconductors — 0.2%
NVIDIA Corp.
3.20% due 9/16/2026	45,000	45,354

		45,354

Telecommunications — 1.6%
AT&T, Inc.
6.00% due 8/15/2040	120,000	143,765
Frontier Communications Corp.
6.875% due 1/15/2025	65,000	57,525

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2016 (unaudited)		Principal Amount	Value

Corporate Bonds & Notes — (continued)
Telecommunications — (continued)
T-Mobile U.S.A., Inc.
6.50% due 1/15/2026		$50,000	$55,313
Verizon Communications, Inc.
4.272% due 1/15/2036		70,000	72,933

			329,536

Transportation — 0.1%
Florida East Coast Holdings Corp.
6.75% due 5/1/2019(2)		25,000	25,625

			25,625

Water — 0.2%
Aquarion Co.
4.00% due 8/15/2024(2)		30,000	31,593

			31,593

Total Corporate Bonds & Notes (Cost $5,254,357)			5,211,367

Non-Agency Mortgage-Backed Securities — 3.0%
Citigroup Commercial Mortgage Trust
2016-GC36 D
2.85% due 2/10/2049(2)		135,000	94,356
Commercial Mortgage Pass-Through Certificates
2012-CR3 B
3.922% due 10/15/2045(2)		100,000	107,613
Commercial Mortgage Trust
2015-LC23 C
4.646% due 10/10/2053(3)		58,000	60,318
2015-PC1 B
4.443% due 7/10/2050(3)		100,000	105,764
GS Mortgage Securities Trust
2014-GC26 D
4.661% due 11/10/2047(2)(3)		65,000	52,906
JPMBB Commercial Mortgage Securities Trust
2014-C26 D
3.926% due 1/15/2048(2)(3)		65,000	52,337
Morgan Stanley Capital Barclays Bank Trust
2016-MART C
2.817% due 9/13/2031(2)		100,000	100,256
2016-MART XCP
0.316% due 9/13/2031(2)(3)		5,633,000	36,902

Total Non-Agency Mortgage-Backed Securities (Cost $609,133)			610,452

Foreign Government — 1.1%
El Salvador Government International Bond
6.375% due 1/18/2027(2)	USD	18,000	18,090
Hungary Government International Bond
5.375% due 3/25/2024	USD	18,000	20,903
Mexico Government International Bond
4.00% due 10/2/2023	USD	90,000	96,165
Panama Government International Bond
6.70% due 1/26/2036	USD	28,000	38,220
Peruvian Government International Bond
4.125% due 8/25/2027	USD	10,000	11,425
Romanian Government International Bond
6.125% due 1/22/2044(2)	USD	8,000	10,800
Uruguay Government International Bond
4.50% due 8/14/2024	USD	18,000	19,822

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2016 (unaudited)		Principal Amount	Value

Foreign Government — (continued)
7.875% due 1/15/2033(4)	USD	$3,000	$4,238

Total Foreign Government (Cost $221,862)			219,663

U.S. Government Securities — 31.6%
U.S. Treasury Bond
2.50% due 5/15/2046		610,000	631,350
U.S. Treasury Notes
1.125% due 9/30/2021		1,247,000	1,245,344
1.25% due 11/15/2018		887,000	895,108
1.375% due 6/30/2018		116,000	117,233
1.50% due 8/15/2026		239,000	236,675
2.625% due 11/15/2020		3,150,000	3,344,046

Total U.S. Government Securities (Cost $6,475,524)			6,469,756

Repurchase Agreements — 21.5%
Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 9/30/2016, maturity value of $4,403,011, due 10/3/2016(5)		4,403,000	4,403,000

Total Repurchase Agreements (Cost $4,403,000)			4,403,000

Total Investments — 118.1% (Cost $24,175,245)(6)			24,146,874

Other Liabilities, Net — (18.1)%			(3,695,383)

Total Net Assets — 100.0%			$20,451,491

(1)	TBA - To be announced.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2016, the aggregate market value of these securities amounted to $2,957,921, representing 14.5% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees
(3)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2016.
(4)	Payment-in-kind security, for which interest payments may be made in additional principal ranging from 0% to 100% of the full stated interest rate. As of September 30, 2016, interest payments had been made in cash.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.625%	7/31/2020	$4,494,975

(6)	A portion of the securities in the Fund is segregated to cover to be announced securities (TBA).

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

The following is a summary of the inputs used as of September 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$4,308,675	$—	$4,308,675
Asset-Backed Securities	—	2,923,961	—	2,923,961
Corporate Bonds & Notes	—	5,211,367	—	5,211,367
Non-Agency Mortgage-Backed Securities	—	610,452	—	610,452
Foreign Government	—	219,663	—	219,663
U.S. Government Securities	—	6,469,756	—	6,469,756
Repurchase Agreements	—	4,403,000	—	4,403,000

Total	$—	$24,146,874	$—	$24,146,874

See accompanying Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Tax Basis of Investments

The aggregate cost of investments (excluding foreign currency related transactions) for federal income tax purposes at September 30, 2016 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed in the chart below:

Fund	Cost of Investments	Net Unrealized Appreciation/ (Depreciation) on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
Guardian Large Cap Fundamental Growth VIP Fund	$5,503,842	$62,871	$108,481	$(45,610)
Guardian Large Cap Disciplined Growth VIP Fund	5,201,061	(5,987)	81,562	(87,549)
Guardian Integrated Research VIP Fund	10,323,985	(2,303)	140,814	(143,117)
Guardian Diversified Research VIP Fund	5,437,352	21,426	91,176	(69,750)
Guardian Large Cap Disciplined Value VIP Fund	10,497,856	8,828	135,648	(126,820)
Guardian Growth & Income VIP Fund	5,318,226	566	64,810	(64,244)
Guardian Mid Cap Traditional Growth VIP Fund	10,117,066	6,105	151,601	(145,496)
Guardian Mid Cap Relative Value VIP Fund	10,368,002	84,711	208,743	(124,032)
Guardian International Growth VIP Fund	10,050,988	91,741	240,457	(148,716)
Guardian International Value VIP Fund	10,432,819	98,969	215,763	(116,794)
Guardian Core Plus Fixed Income VIP Fund	24,175,245	(28,371)	44,198	(72,569)

Restricted and Illiquid Securities

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933 (except pursuant to an applicable exemption).The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to a Fund. Restricted and illiquid securities are valued according to the guidelines and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Funds’ Schedule of Investments.

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the period ended September 30, 2016, the Funds had no securities classified as Level 3.

The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. Transfers between Levels 1 and 2 related to certain exchange-traded foreign securities whose prices may have been affected by events occurring after the close of trading on the exchange and, as a result, whose value were determined by a pricing service using pricing models in accordance with methods approved by the Funds’ Board of Trustees. Transfers between Levels 2 and 3 related to securities which have significant unobservable inputs, as they trade infrequently or not at all.

In determining a security’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and derivatives (e.g., futures).

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Funds’ Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts and exchange traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

Information about the Funds’ policy regarding valuation of investments and other significant accounting policies will be included in the Funds’ annual and semiannual reports to shareholders filed on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report and have concluded that these controls and procedures are effective.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Guardian Variable Products Trust

By:	/s/ Douglas Dubitsky
Douglas Dubitsky, President (Principal Executive Officer)

Date:	November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas Dubitsky
Douglas Dubitsky, President (Principal Executive Officer)

Date:	November 18, 2016

By:	/s/ John H Walter
John H Walter, Treasurer (Principal Financial Officer)

Date:	November 18, 2016